Allowance for Loan Losses - Summary of Performing and Nonperforming Loans by Class (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Financing Receivable Recorded Investment [Line Items]
Loans	$ 369,970	$ 356,871
Real Estate - Commercial [Member]
Financing Receivable Recorded Investment [Line Items]
Loans	130,634	114,712
Other Real Estate Construction [Member]
Financing Receivable Recorded Investment [Line Items]
Loans	31,141	40,186
Real Estate 1 - 4 Family Construction [Member]
Financing Receivable Recorded Investment [Line Items]
Loans	7,805	5,024
Real Estate - Residential [Member]
Financing Receivable Recorded Investment [Line Items]
Loans	76,404	77,919
Home Equity [Member]
Financing Receivable Recorded Investment [Line Items]
Loans	52,541	50,506
Other Loans [Member]
Financing Receivable Recorded Investment [Line Items]
Loans	2,110	2,838
Commercial Loan [Member]
Financing Receivable Recorded Investment [Line Items]
Loans	57,176	54,912
Consumer Loans [Member]
Financing Receivable Recorded Investment [Line Items]
Loans	12,159	10,774
Performing [Member]
Financing Receivable Recorded Investment [Line Items]
Loans	368,926	355,846
Performing [Member] | Real Estate - Commercial [Member]
Financing Receivable Recorded Investment [Line Items]
Loans	130,361	114,335
Performing [Member] | Other Real Estate Construction [Member]
Financing Receivable Recorded Investment [Line Items]
Loans	31,094	40,135
Performing [Member] | Real Estate 1 - 4 Family Construction [Member]
Financing Receivable Recorded Investment [Line Items]
Loans	7,805	5,024
Performing [Member] | Real Estate - Residential [Member]
Financing Receivable Recorded Investment [Line Items]
Loans	75,798	77,379
Performing [Member] | Home Equity [Member]
Financing Receivable Recorded Investment [Line Items]
Loans	52,423	50,483
Performing [Member] | Other Loans [Member]
Financing Receivable Recorded Investment [Line Items]
Loans	2,110	2,838
Performing [Member] | Commercial Loan [Member]
Financing Receivable Recorded Investment [Line Items]
Loans	57,176	54,878
Performing [Member] | Consumer Loans [Member]
Financing Receivable Recorded Investment [Line Items]
Loans	12,159	10,774
Non-Performing [Member]
Financing Receivable Recorded Investment [Line Items]
Loans	1,044	1,025
Non-Performing [Member] | Real Estate - Commercial [Member]
Financing Receivable Recorded Investment [Line Items]
Loans	273	377
Non-Performing [Member] | Other Real Estate Construction [Member]
Financing Receivable Recorded Investment [Line Items]
Loans	47	51
Non-Performing [Member] | Real Estate - Residential [Member]
Financing Receivable Recorded Investment [Line Items]
Loans	606	540
Non-Performing [Member] | Home Equity [Member]
Financing Receivable Recorded Investment [Line Items]
Loans	$ 118	23
Non-Performing [Member] | Commercial Loan [Member]
Financing Receivable Recorded Investment [Line Items]
Loans		$ 34